SCHEDULE OF DETAILED INFORMATION ABOUT NATURE AND EXTENT OF RISKS ARISING FROM FINANCIAL INSTRUMENTS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 ILS (₪)
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	$ 355		$ 43
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	456		4
Foreign Exchange Rate, Strengthening [Member] | Currency Risk Five Percent Movement In Ils [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		₪ 6		₪ 54
Average Foreign Exchange Rate, Weakening Member [Member] | Currency Risk Five Percent Movement [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	(355)		(43)
Average Foreign Exchange Rate, Weakening Member [Member] | Currency Risk Five Percent Movement In Ils [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		(2)		(39)
Closing Foreign Exchange Rate Weakening [Member] | Currency Risk Five Percent Movement [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $	$ (456)
Closing Foreign Exchange Rate Weakening [Member] | Currency Risk Five Percent Movement [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | $			$ (4)
Closing Foreign Exchange Rate Weakening [Member] | Currency Risk Five Percent Movement In Ils [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪				(54)
Closing Foreign Exchange Rate Weakening [Member] | Currency Risk Five Percent Movement In Ils [Member] | Period End Spot Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		(6)
Average Foreign Exchange Rate, Strengthening Member [Member] | Currency Risk Five Percent Movement In Ils [Member] | Average Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rates | ₪		₪ 2		₪ 39